Guggenheim Ultra Short Duration Fund Shareholder Fees - A Inst P Shares [Member] - Guggenheim Ultra Short Duration Fund	Sep. 30, 2025
Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

[1]	No contingent deferred sales charge is imposed on redemptions of Class A shares of the Fund unless you acquire Class A shares of the Fund by exchanging Class A shares of another fund in the Guggenheim family of funds that was subject to a contingent deferred sales charge.